PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2015
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	March 31,
	2014	2015
	RMB	RMB
Income tax receivable	429,642	7,876,523
Deferred income tax assets (note 10)	8,429,138	9,490,107
Advances to employees	1,134,415	1,432,927
Other current assets	5,099,479	5,705,692

Total prepaid expenses and other current assets	15,092,674	24,505,249